ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable, cost	$ 5,098,954	$ 4,499,746
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	$ 5,098,954	$ 4,499,746